Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
Note 19.     Subsequent Events
The Company has evaluated all known events and transactions that occurred after June 30, 2025 through the date of the issuance of these unaudited consolidated financial statements, and determined that that no subsequent events have occurred that would require recognition or disclosure in these financial statements, except as disclosed below.
In July of 2025, in connection with the vesting of RSUs previously granted under the Company’s Incentive Plan to certain of the Company’s employees, executive officers, and directors of the Company, the Company issued an aggregate of 353,232 ADSs to such individuals. Additionally, 18,176 RSUs have been forfeited since June 30, 2025.
On August 25, 2025, Promethean Inc., a subsidiary of the Company, entered into an agreement with a third party to acquire all of the software, patents, trademarks, know-how and other intellectual property related to an AI voice and remote-control technology. Subject to the satisfaction of certain conditions, the closing is expected to occur during the third quarter, however, there can be no assurances that the transaction will be consummated.